Income taxes and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Tax [Abstract]
Schedule of Unrecorded Tax Losses Carry Forwards

The following table details the tax losses carry forwards of the Company and their respective expiring dates.

Expiring tax losses

	As at December 31,
in USD ‘000	2019	2018
2020	2,950	2,896
2021	11,687	11,473
2022	16,394	16,093
2023	28,879	28,349
2024	59,103	58,019
2025	68,662	67,403
2026	99,915	—
Total unrecorded tax losses carry forwards	287,590	184,233

Summary of Difference Between Income Tax Expense at Applicable Group Tax Rate and Effective Income Tax Expense

The following elements explain the difference between the income tax expense at the applicable Group tax rate and the effective income tax expense:

	Year ended December 31, 2019
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(107,120)	(1,603)	(108,723)
Statutory tax rate (blended at Group level)	7.8%	27.3%	8.1%
Income tax credit at statutory tax rates	(8,355)	(438)	(8,793)
Tax impact of permanent differences	770	76	846
Temporary differences not recognized as deferred tax assets	—	448	448
Adjustments for current tax of prior periods	—	—	—
Tax on losses not recognized as deferred tax assets	7,586	(19)	7,567
Effective income tax expense	—	67	67
Effective tax rate	0.0%	(4.2)%	(0.1)%

	Year ended December 31, 2018
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(75,616)	(1,145)	(76,761)
Statutory tax rate (blended at Group level)	7.8%	27.3%	8.1%
Income tax credit at statutory tax rates	(5,898)	(313)	(6,211)
Tax impact of permanent differences	602	76	678
Temporary differences not recognized as deferred tax assets	—	251	251
Adjustments for current tax of prior periods	—	(59)	(59)
Tax on losses not recognized as deferred tax assets	5,296	—	5,296
Effective income tax credit	—	(45)	(45)
Effective tax rate	0.0%	3.9%	0.1%